Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current Assets:
Cash and cash equivalents	$ 880,880	$ 1,008,485	$ 705,348
Restricted cash	167,219	181,848	180,725
Accounts receivable	519,478	445,778	779,513
Deferred costs	195,038	234,634	210,526
Other current assets	189,108	194,463	145,653
Total current assets	1,951,723	2,065,208	2,021,765
Property and equipment, net	604,920	613,139	632,696
Operating lease right-of-use assets	374,473	386,911	392,512
Intangible assets, net	1,550,160	1,595,468	1,553,894
Goodwill	4,181,616	4,181,179	3,940,565
Investments	225,065	251,078	580,095
Other assets	719,778	540,651	170,772
Total assets	9,607,735	9,633,634	9,292,299
Current Liabilities:
Accounts payable	497,218	554,260	509,484
Accrued liabilities	371,002	322,749	399,874
Current portion of long-term debt	103,213	212,971	115,384
Current portion of operating lease liabilities	58,700	58,971	49,185
Deferred revenue	660,269	606,530	453,819
Deposits received on behalf of clients	162,893	176,572	176,099
Other current liabilities	64,199	65,025	109,265
Total current liabilities	1,917,494	1,997,078	1,813,110
Long-term debt	5,768,324	5,712,834	4,929,889
Long-term operating lease liabilities	382,246	395,331	405,845
Other long-term liabilities	365,386	373,642	275,370
Total liabilities	8,433,450	8,478,885	7,424,214
Commitments and contingencies (Note 17)
Shareholder's Equity
Redeemable non-controllinginterests	168,773	168,254	136,809
Redeemable equity	22,519	22,519	43,693
Members' Equity:
Members' capital	447,320	468,633	1,038,678
Accumulated other comprehensive loss	(174,234)	(190,786)	(125,404)
Total Endeavor Operating Company, LLC members' equity	273,086	277,847	913,274
Nonredeemable non-controlling interests	709,907	686,129	774,309
Total members' equity	982,993	963,976	1,687,583
Total liabilities and shareholder's equity	9,607,735	9,633,634	9,292,299
Parent [Member]
Current Assets:
Cash	24,445	25,095	25,095
Other current assets	650
Total assets	25,095	25,095	25,095
Current Liabilities:
Related party payable	20,745	20,745	20,745
Total liabilities	20,745	20,745	20,745
Shareholder's Equity
Common stock value	10	10	10
Additional paid in capital	4,990	4,990	4,990
Accumulated deficit	(650)	(650)	(650)
Total shareholder's equity	4,350	4,350	4,350
Members' Equity:
Total liabilities and shareholder's equity	$ 25,095	$ 25,095	$ 25,095